Certain Transactions (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2023	Aug. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Certain Transactions [Line Items]
Other current assets			$ 105.4
Investment rate			46.50%
Intangible assets value			$ 27.4
Goodwill			49.3
Other net assets			28.7
Equity investment			88.4	$ 100.2
Net losses			11.8	$ 5.4
Paid amount	$ 50.0
Contingent payments			37.0
Invested amount			5.4		$ 16.7
Cost of sales			12.0
Research and development			2.5
Selling, general and administrative			$ 3.9
Minimum [Member]
Certain Transactions [Line Items]
Intangible assets useful life			7 years
Maximum [Member]
Certain Transactions [Line Items]
Intangible assets useful life			10 years
PPA [Member] | Minimum [Member]
Certain Transactions [Line Items]
Intangible assets useful life			4 years
PPA [Member] | Maximum [Member]
Certain Transactions [Line Items]
Intangible assets useful life			13 years
MakerBot [Member]
Certain Transactions [Line Items]
Revaluation of an equity investment		$ 39.1